Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended		60 Months Ended	78 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [1]
C000206710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)
Average Annual Return, Percent	9.53%			7.56%	10.32%
C000235563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)
Average Annual Return, Percent	8.56%	9.40%	[2]
C000235565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)
Average Annual Return, Percent	6.42%	9.65%	[3]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	15.34%	[2]	13.15%	14.93%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.91%			7.26%	9.69%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	10.96%	[2]
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	12.59%	7.67%	[3]

[1]	Institutional Class shares commenced operations on June 28, 2019.
[2]	Institutional Class shares commenced operations on April 27, 2022.
[3]	Institutional Class shares commenced operations on April 27, 2022.